Shareholders' capital - Additional Information (Detail)		1 Months Ended	3 Months Ended		6 Months Ended
	Jul. 01, 2019 USD ($) $ / shares shares	Mar. 31, 2019 $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares $ / shares	Jun. 30, 2018 USD ($)	Jun. 30, 2019 $ / shares	Feb. 28, 2019 USD ($)
Stockholders Equity Note [Line Items]
Options granted (CAD per share) | $ / shares						$ 14.96
Exercise period of options (in years)					8 years
Options exercised (USD per share) | $ / shares		$ 10.44
Options settled (in shares)		2,022,382
Share-based compensation expense | $			$ 2,566,000	$ 2,061,000	$ 4,473,000		$ 3,645,000
Unrecognized compensation costs, non-vested options | $			1,808,000		1,808,000	$ 1,808,000
Unrecognized compensation costs, non-vested awards | $			$ 9,993,000		$ 9,993,000	$ 9,993,000
Stock Option Plans
Stockholders Equity Note [Line Items]
Common stock, shares issued (in shares)		573,975
Unrecognized compensation costs, non-vested, period of recognition					2 years 1 month 6 days
Performance share units
Stockholders Equity Note [Line Items]
Common stock, shares issued (in shares)		179,830
Shares settled for stock (in shares)		344,340
Shares settled for payments (in shares)		164,510
Unrecognized compensation costs, non-vested, period of recognition					1 year 9 months 19 days
Bonus Deferral Restricted Stock Units
Stockholders Equity Note [Line Items]
Shares granted (in shares)			125,001
Deferred Share Units
Stockholders Equity Note [Line Items]
Shares issued during period (in shares)					42,215
Executive
Stockholders Equity Note [Line Items]
Options granted (in shares)					1,113,775
Options exercised (in shares)		2,596,357
Executive | Performance share units
Stockholders Equity Note [Line Items]
Shares granted (in shares)	385,967	366,787
Series D Preferred Stock
Stockholders Equity Note [Line Items]
Dividend payable (in CAD per share) | $ / shares								$ 1.2728
Dividend rate, subsequent yield period					5 years
Preferred stock redemption price per share (in CAD per share) | $ / shares								$ 25
Subsequent redemption period					5 years
Government of Canada Bond Yield, Five Year | Series D Preferred Stock
Stockholders Equity Note [Line Items]
Basis spread on variable rate (as a percent)					3.28%
ATM Equity Program
Stockholders Equity Note [Line Items]
Sale of Stock, Value of Shares Issued in Transaction | $									$ 250,000
Value of common shares issued from treasury					509,431
Price per share of sale of stock (in usd per share) | $ / shares			$ 12.23		$ 12.23	$ 12.23
Gross proceeds from sale of stock | $					$ 6,233,000
Related commissions and fees on sale of stock | $					1,128,000
Net proceeds from sale of stock | $					$ 6,139,000
Subsequent Event | ATM Equity Program
Stockholders Equity Note [Line Items]
Value of common shares issued from treasury	564,500
Price per share of sale of stock (in usd per share) | $ / shares	$ 12.36
Gross proceeds from sale of stock | $	$ 6,979,000
Net proceeds from sale of stock | $	$ 6,874,000